Acquisition of subsidiaries	12 Months Ended
Jun. 30, 2023
Business Combinations Disclosure [Abstract]
Acquisition of subsidiaries	Acquisition of subsidiaries
Accounting policy
The acquisition method is used to account for each business combination carried out by the Group, which consists of the following:
•Determining the acquisition date;
•Determining the acquirer and the acquiree;
•Determining the consideration transferred for the acquisition of control;
•Determining the fair value of separately identifiable assets and liabilities; and
•Determining the residual goodwill or gain on bargain purchase.
The acquisition date is typically the date on which the Group assumes the control of the business.
Consideration transferred is measured at the acquisition date at the fair value of the assets transferred, including cash, the liabilities incurred, and the equity instruments issued by the Group at the acquisition date.
For each business combination, the Group measures the non-controlling interests in the acquiree based on its share of the subsidiary’s identifiable net assets. Acquisition-related costs are expensed as incurred.
When the Group acquires a business, it assesses the fair value of the assets and liabilities assumed in order to allocate them according to the contractual terms, economic circumstances and pertinent conditions at the acquisition date.
Any contingent consideration to be transferred by the acquirer is recognized at the acquisition date fair value. Subsequent changes in the fair value of the contingent consideration, considered an asset or a liability, shall be recognized in accordance with IFRS 9 Financial Instruments, in the statement of profit or loss.
Goodwill or a gain on bargain purchase is the difference between the fair value of the assets acquired and liabilities assumed, and the consideration transferred. When the consideration transferred is higher than the fair value of the net assets acquired goodwill is recognized for the difference, and it is subsequently tested for impairment. When the consideration transferred is lower that the fair value of net assets acquired, a gain on bargain purchase is recognized in the statement of profit or loss.
Intangible assets recognized within the scope of a business combination are accounted for in accordance with the accounting policy described in Note 15.
Critical accounting estimates and judgments
Accounting for business combination requires the Group to exercise critical judgment in determining the fair value of the assets and liabilities of the businesses being acquired. Accordingly, the Group makes certain assumptions about future conditions that are uncertain, including future commodity prices, interest rates, inflation and weather conditions.
Changes in some of these assumptions may impact the Group’s business and expected results may differ materially from the estimated amounts at the acquisition date.
The Group entered into several agreements to acquire groups of companies to expand its business into new markets or territories, add additional facilities, bolster its competitive edge, or acquire and access new technologies and skillsets.
(a)Acquisitions in the year ended June 30, 2023
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
Assets	Floema (e)	Casa Trevo (f)	Provecampo (g)	Sollo Sul and Dissul (h)	Cromo (i)	Total

Cash equivalents	24,167	12,306	10,479	16,307	8,735	71,994
Trade receivables	19,892	32,106	7,499	132,467	11,907	203,871
Inventories	52,133	61,734	11,320	84,226	5,311	214,724
Other assets	11,739	4,750	23	46,663	664	63,839
Property, plant and equipment	1,152	867	983	2,372	3,151	8,525
Intangible assets	14,879	1,676	12,117	2,083	2,722	33,477
	123,962	113,439	42,421	284,118	32,490	596,430
Liabilities
Trade payables	88,902	48,070	10,980	80,811	1,200	229,963
Borrowings	—	—	—	25,756	—	25,756
Provision for contingencies	—	10,245	—	—	—	10,245
Other liabilities	1,543	13,659	6,910	87,921	4,056	114,089
	90,445	71,974	17,890	194,488	5,256	380,053
Total identifiable net assets at fair value	33,517	41,465	24,531	89,630	27,233	216,376
Non-controlling interests (1)		(6,220)	—	—	(8,169)	(14,389)
Goodwill arising on acquisition	25,796	9,625	2,010	57,719	5,331	100,481
Consideration transferred	59,313	44,870	26,541	147,349	24,395	302,468
Cash paid	25,294	23,619	17,682	52,832	8,120	127,547
Shares issued (1)	12,296	—	—	—	—	12,296
Payable in installments	21,723	21,251	8,859	94,517	16,275	162,625
__________________
(1)The total of non-controlling interests and shares issued represents the acquisition of subsidiaries presented in the statement of changes in equity.
(b)Acquisitions in the year ended June 30, 2022
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
Assets	Produtiva (j)	Cenagro (k)	Cenagral (l)	Union Agro (m)	Agrozap (n)	Nova Geração (o)	Total
Cash and cash equivalents	53,699	2,142	1,064	66,256	9,028	1,617	133,806
Trade receivables	27,610	11,792	7,492	117,882	98,201	47,978	310,955
Inventories	46,261	22,670	5,833	42,435	85,683	9,631	212,513
Other assets	8,472	12,225	1,023	4,524	22,204	2,893	51,341
Property, plant and equipment	1,223	1,266	363	26,659	2,642	585	32,738
Intangible assets	26,074	2,602	7,437	8,293	6,015	4,265	54,686
	163,339	52,697	23,212	266,049	223,773	66,969	796,039
Liabilities
Trade payables	77,063	17,008	2,097	24,750	136,086	37,532	294,536
Borrowings	—	3,045	—	25,157	50,701	6,194	85,097
Provision for contingencies	—	—	—	11,362	—		11,362
Other liabilities	8,898	18,410	5,750	9,923	25,029	743	68,753
	85,961	38,463	7,847	71,192	211,816	44,469	459,748
Total identifiable net assets at fair value	77,378	14,234	15,365	194,857	11,957	22,500	336,291
Non-controlling interests (1)	-	(2,847)	(3,073)	(52,611)	(4,215)	—	(62,746)
Goodwill arising on acquisition	9,491	11,468	9,003	-	33,218	8,168	71,348
Gain on bargain purchase	—	—	—	(18,295)	—		(18,295)
Consideration transferred	86,869	22,855	21,295	123,951	40,960	30,668	326,598
Cash paid	36,385	16,724	15,376	103,800	18,813	15,574	206,672
Shares issued (1)	22,500	—	—	—	—	7,807	30,307
Payable in installments	27,984	6,131	5,919	20,151	22,147	7,287	89,619
__________________
(1)The total of non-controlling interests and shares issued represents the acquisition of subsidiaries presented in the statement of changes in net investment.
(c)Acquisitions in the year ended June 30, 2021
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition were:

	Fair value as of the acquisition date in 2021
Assets	Integra (p)	Quali Ciclo (q)	América (r)	Culti Var (s)	Desem Par (t)	Agrobi Ológica (u)	Total
Cash and cash equivalents	19,905	42,259	7,576	44,223	59,428	2,064	175,455
Trade receivables	21,543	81,377	76,123	231,784	251,002	30,154	691,983
Inventories	30,774	110,946	58,188	68,471	178,697	2,789	449,865
Other assets	5,489	31,940	3,840	11,505	34,119	69	86,962
Property, plant and equipment	832	9,914	603	2,770	7,652	4,083	25,854
Intangible assets	8,398	16,648	40,816	8,375	55,579	11,446	141,262
	86,941	293,084	187,146	367,128	586,477	50,605	1,571,381
Liabilities
Trade payables	47,082	205,861	114,474	217,486	348,213	1,256	934,372
Borrowings	48	5,518	—	50,870	17,231	3,248	76,915
Other liabilities	6,287	4,873	18,871	16,795	45,966	102	92,894
	53,417	216,252	133,345	285,151	411,410	4,606	1,104,181
Total identifiable net assets at fair value	33,524	76,832	53,801	81,977	175,067	45,999	467,200
Non-controlling interests (1)	—	(22,458)	—	(13,706)	—	—	(36,164)
Goodwill arising on acquisition	22,259	19,231	7,841	6,467	72,933	7,004	135,735
Consideration transferred	55,783	73,605	61,642	74,738	248,000	53,003	566,771
Cash paid	27,723	34,021	42,505	54,184	188,000	28,000	374,433
Shares issued (1)	12,848	—	—	—	—	18,006	30,854
Payable in installments	15,212	39,584	19,137	20,554	60,000	6,997	161,484
__________________
(1)The total of non-controlling interests and shares issued represents the acquisition of subsidiaries presented in the statement of changes in net investment.
(d)Fair value of assets acquired
The Group estimated the fair value of significant assets acquired using the following valuation methods:

Item	2023	2022	2021	Nature	Valuation method
Customer relationship	33,477	45,922	119,466	A loyal relationship between the acquirees and its customers, which translates into recurring purchases of products and services	Multi Period Excess Earnings Method (MPEEM)
Inventories	214,724	212,513	449,865	Inventories	Selling price less all expenses related to the distribution of that good
Purchase Contracts	—	—	8,598	Favorable purchase contract with suppliers	Multi Period Excess Earnings Method (MPEEM)
Brand	—	8,764	5,930	Private label products (Produtiva, Union and Cenagral)	Relief from Royalty method
	248,201	267,199	583,859
There were no differences between accounting basis and tax basis on fair value adjustments, and therefore no deferred taxes were recorded, except for Provecampo, Cenagro and Cenagral, where the Group recorded a corresponding deferred tax liability of $5,298 since the Group does not have a viable tax plan that will permit that the accounting basis and tax basis be the same after the acquisition.
(e)Acquisition of Floema
On March 22, 2022, the Group signed an agreement for the acquisition of Floema Soluções Nutricionais de Cultivos Ltda. (“Floema”), establishing the terms and other conditions for its acquisition.
The fair value of the shares issued to this acquisition was based on an equity transaction with third parties close to the acquisition date.
The acquisition was completed on August 4, 2022 and the Group currently owns a 62.61% interest.
(f)Acquisition of Casa Trevo Participações S.A.
On May 5, 2022, the Group signed an agreement for the acquisition of Casa Trevo Participações S.A. (“Casa Trevo”), establishing the terms and other conditions for its acquisition.
The acquisition was completed on August 31, 2022 and the Group currently owns a 79.14% interest.
(g)Acquisition of Provecampo
On June 16, 2022, the Group signed an agreement for the acquisition of Provecampo S.A.S. (“Provecampo”), an entity incorporated in Colombia, establishing the terms and other conditions for its acquisition.
The acquisition was completed on July 29, 2022 and the Group currently owns a 94.90% interest.
(h)Acquisition of Sollo Sul e Dissul
On July 22, 2022, the Group signed an agreement for the acquisition of Sollo Sul Insumos Agrícolas Ltda (“Sollo Sul”) and Dissul Insumos Agrícolas Ltda. ("Dissul"), establishing the terms and other conditions for its acquisition.
The acquisition was completed on November 30, 2022 and the Group currently owns a 93.11% interest.
(i)Acquisition of Cromo
On January 13, 2023, the Group signed an agreement for the acquisition of Cromo Indústria Química Ltda. (“Cromo”), establishing the terms and other conditions for its acquisition.
The acquisition was completed on May 31, 2023 and the Group currently owns a 70% interest.
(j)Acquisition of Produtiva
On June 23, 2021, an agreement was signed between Produtec Comércio e Representações S.A. (“Produtec”), a subsidiary of Lavoro Brazil, to acquire Produtiva Agronegócios Comércio e Representações S.A. (“Produtiva”), establishing the terms and other conditions for its acquisition.
The fair value of the shares issued to this acquisition was based on an equity transaction with third parties close to the acquisition date.
The acquisition was completed on September 2, 2021, and the Group currently indirectly owns an 87.40% interest.
Under the terms of the acquisition agreement the Group is committed to repaying the sellers an amount of $4,733 related to the successful collection of receivables past due as of the acquisition date.
(k)Acquisition of Cenagro
On July 28, 2021, the Group signed an agreement to acquire Grupo Cenagro SAS (“Cenagro”), an entity incorporated in Colombia, establishing the terms and other conditions for its acquisition.
The acquisition was completed on August 31, 2021 and the Group currently owns an 94.90% interest in Cenagro.
(l)Acquisition of Cenagral
On July 28, 2021, the Group signed an agreement to acquire Cenagral SAS (“Cenagral”), an entity incorporated in Colombia, establishing the terms and other conditions for its acquisition.
The acquisition was completed on August 31, 2021 and the Group currently owns an 94.90% interest in Cenagral.
(m)Acquisition of Union Agro
On July 26, 2021, the Group signed an agreement to acquire Union Agro S.A. (“Union Agro”), establishing the terms and other conditions for its acquisition.
The acquisition was completed on October 28, 2021 and the Group currently owns a 73% interest.
A gain on bargain purchase in the amount of $18,295 was recognized on the acquisition date. This gain is recorded under other operating income, net, as discussed in Note 31.
(n)Acquisition of Agrozap
On August 5, 2021, the Group signed an agreement for the acquisition of Facirolli Comércio e Representações Ltda. (“AgroZap”), establishing the terms and other conditions for its acquisition.
The acquisition was completed on January 7, 2022 and the Group currently owns a 62.61% interest.
Under the terms of the acquisition agreement, the Group is committed to repaying the sellers an amount of $4,029 related to the successful collection of receivables past due as of the acquisition date.
(o)Acquisition of Nova Geração
On December 24, 2021, the Group signed an agreement for the acquisition of Nova Geração Comércio de Produtos Agrícolas Ltda. (“Nova Geração”), establishing the terms and other conditions for its acquisition.
The acquisition was completed on April 6, 2022 and the Group currently owns a 66.75% interest.
Total consideration transferred amounted to $30,668 of which $10,930 was paid in cash on the closing date of the acquisition, which occurred on April 6, 2022 and $7,807 was paid in shares. The remaining $11,931 was paid in cash in April 2023.
(p)Acquisition of Integra
On June 18, 2020, an agreement was signed between a subsidiary of Lavoro Brazil, Produtec Comércio e Representações S.A. (“Produtec”), and the shareholders of Integra Soluções Agrícolas Ltda. (“Integra”), establishing the terms and other conditions for its acquisition.
Consideration transferred to the acquisition was composed of 70.3% to be paid in cash and 29.7% settled in shares issued by Produtec to the selling shareholders representing 8.4% of its capital. The fair value of these shares was $12,848 and was based on an equity transaction with third parties close to the acquisition date.
The acquisition was completed on September 1, 2020, and the Group currently indirectly owns 72.42% interest at Integra through Produtec, which directly owns 100% of Integra.
(q)Acquisition of Qualiciclo
On July 17, 2020, an agreement was signed between the Group and the shareholders of Qualiciclo Agrícola S.A. (“Qualiciclo”), establishing the terms and other conditions for its acquisition.
The acquisition was completed on November 17, 2020. The Group currently owns a 66.75% interest.
Under the terms of the agreement the Group is committed the repay the sellers amounts related to the successful collection of administrative proceeding on tax credits with the RFB in the amount of $13,844. The Group recognizes an account payable for the amounts of probable disbursements as of the acquisition date.
(r)Acquisition of América
On September 11, 2020, an agreement was signed between the Group and the shareholders of América Insumos Agrícolas Ltda. (“América”), establishing the terms and other conditions for its acquisition.
The acquisition was completed on December 30, 2020. The Group currently owns a 100% interest.
(s)Acquisition of Cultivar
On November 12, 2020, an agreement was signed between Distribuidora Pitangueiras de Produtos Agropecuários S.A, a subsidiary Lavoro Agro, and the current shareholders of Cultivar Agrícola e Comércio, Importação e Exportação Ltda. (“Cultivar”), establishing the terms and other conditions for its acquisition.
Pitangueiras became the parent company of Cultivar, holding 63.47% of its capital on the deal’s closing date, April 1, 2021. The contract guarantees the payment of installment in the event of successful collection of receivables past due at the acquisition date in the amount of $5,752. The Group recognizes an account payable for the amounts for which there are probable disbursements.The Group currently owns a 93.11% interest.
(t)Acquisition of Desempar
On December 4, 2020, an agreement was signed by the Group for the acquisition of Desempar Participações Ltda. (“Desempar”), establishing the terms and other conditions for its acquisition.
The acquisition was completed on March 31, 2021. The Group currently owns 93.11% interest.
(u)Acquisition of Agrobiológica
On July 21, 2020, an agreement was signed by Agrobiológica Sustentabilidade S.A. (formerly Maneogene Agrociência S.A.) (“Agrobiológica Sustentabilidade”), a subsidiary Lavoro Brazil, to acquire Agrobiológica Soluções Naturais Ltda. (“Agrobiológica”), establishing the terms and other conditions for its acquisition.
Consideration transferred to the acquisition was composed of 55.2% to be paid in cash and 44.8% settled in shares issued by Agrobiológica Sustentabilidade to the selling shareholders representing 34.9% of its capital. The fair value of the shares issued was $18,006 and was based on discounted cash flow methodology.
The acquisition was completed on August 28, 2020. The Group currently indirectly owns 65.13% interest at Agrobiológica through Agrobiológica Sustentabilidade, which directly owns 100% interest at Agrobiológica.
(v)Pro forma information (unaudited)
The following tables discloses the Group’s revenues and profit or loss for the year assuming all of the acquisitions completed during the year were completed at the beginning of such year:

	2023	2022	2021
Revenues	9,697,932	8,163,196	6,231,988
Profit (loss) for the year	(187,082)	151,235	81,742
(w)Revenues and results from new subsidiaries
The revenues and profit or loss of the acquisitions from the acquisition date through the end of the fiscal year in which the acquisition was completed and included in the consolidated statement of profit or loss are as follows:
Acquisitions in the year ended June 30, 2023:

	Revenues	Profit (loss)	Period from
Provecampo	37,291	1,656	August 2022
Floema	205,451	12,628	August 2022
Casa Trevo	136,003	20,787	September 2022
Sollo Sul	182,385	(10,064)	December 2022
Cromo	210	(719)	May 2023
Total	561,340	24,288
Acquisitions in the year ended June 30, 2022:

	Revenues	Profit	Period from
Produttiva	175,335	14,152	September, 2021
Cenagro	156,722	6,372	September, 2021
Cenagral	26,267	(1,013)	September, 2021
Union Agro	156,000	23,428	November, 2021
Agrozap	132,911	1,632	January, 2022
Nova Geração	7,179	(3,828)	January, 2022
Total	654,414	40,743
Acquisitions in the year ended June 30, 2021:

	Revenues	Profit	Period from
Integra	144,087	(4,773)	September, 2020
Agrobiológica	39,839	17,217	September, 2020
Qualiciclo	210,521	(12,571)	December, 2020
América	74,446	9,304	January, 2021
Cultiva	15,263	(9,185)	April, 2021
Desempar	130,771	(13,409)	April, 2021
Total	614,927	(13,417)
(x)Signed agreement for future acquisitions
–Acquisition of NS Agro S.A. (“NS Agro”)
The Group signed an agreement on August 25, 2022, for the acquisition of 82% interest in NS Agro S.A. (“NS Agro”), establishing the terms and other conditions for its acquisition. Consideration to be transferred for the acquisition amounted to $664,210 to be paid in cash in three installments. The completion of this acquisition is subject to the usual precedent conditions for this type of transaction, including the approval by the regulatory authorities in Brazil, and has not been completed by the Group as of the issuance date of these financial statements.